SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended								1 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Dec. 31, 2011 Options Minimum	Dec. 31, 2011 Options Maximum	Dec. 31, 2011 Option Modification	Dec. 31, 2012 Option Modification	Dec. 31, 2011 Option Modification	Dec. 31, 2012 Restricted shares	Dec. 31, 2012 2006 Plan	Dec. 31, 2006 2006 Plan	Dec. 31, 2006 2006 Plan Options Maximum	Dec. 31, 2012 2008 Plan	Jan. 31, 2008 2008 Plan	Jan. 31, 2008 2008 Plan Options Maximum	Oct. 31, 2010 2011 Share Incentive Plan	Dec. 31, 2012 2011 Share Incentive Plan Options	Oct. 04, 2011 2011 Share Incentive Plan Restricted shares	Dec. 31, 2012 2011 Share Incentive Plan Restricted shares	Dec. 31, 2011 2011 Share Incentive Plan Restricted shares	May 31, 2012 2012 Plan	Dec. 31, 2012 2012 Plan Options	Dec. 31, 2012 2012 Plan Restricted shares
Share-Based Compensation
Period of options															10 years			10 years
Vesting period															4 years						3 years
Number of shares authorized for issuance under the plan														63,456,083			57,370,401		25,358,047					26,155,837
Number of shares available for future grant under the plan													0			0
Options outstanding (in shares)				72,747,294	76,510,625								19,240,253			45,020,386				8,486,655
Number of options granted under the plan (in shares)				0																					0
Number of shares granted under the plan												0									11,678,047					0
Number of shares granted and outstanding under the plan																						10,207,704
Compensation expense	$ 2,119,171	$ 4,353,607	$ 3,345,896							$ 194,146	$ 1,482,470
Number of options under modification plan (in shares)									76,110,625		76,110,625
Unrecognized compensation cost (in dollars)				1,536,456						278,943
Additional disclosures
Average risk-free rate of return, (as a percent)						2.68%	2.16%	2.27%
Expected term					5 years 10 months 17 days	5 years 10 months 17 days
Volatility rate (as a percent)						59.05%	56.33%	56.37%
Remaining fraction of shares vesting ratably over eight quarters																					0.67
Fair value (in dollars)																					2,012,795
Unrecognized compensation cost (in dollars)																						1,050,538
Weighted average period for recognition of unrecognized compensation cost				1 year 3 months 18 days																		1 year 9 months 18 days
Fair value of shares granted and vested (in dollars per share)																							$ 0.18
Number of shares forfeited under the plan																						1,470,343
Incremental compensation cost									$ 1,955,559